Indebtedness - Carrying Value of Convertible Notes (Detail) - USD ($) $ in Thousands		Jan. 31, 2017	Jan. 31, 2016	Mar. 02, 2015	Nov. 12, 2013	Nov. 05, 2013
8.0 % Senior Secured Second Lien Convertible Notes [Member]
Schedule Of Convertible Notes [Line Items]
Principal amount				$ 100,000
Convertible Senior Notes [Member] | 4.25% notes due 2018 [Member]
Schedule Of Convertible Notes [Line Items]
Carrying amount of the equity conversion component		$ 3,106	$ 3,106			$ 19,000
Principal amount		69,500	69,500		$ 110,000
Unamortized deferred financing fees		(1,033)	(1,523)
Unamortized debt discount	[1]	(4,080)	(6,211)
Net carrying amount		64,387	61,766
Convertible Senior Notes [Member] | 8.0 % Senior Secured Second Lien Convertible Notes [Member]
Schedule Of Convertible Notes [Line Items]
Principal amount		99,898	99,898
Unamortized deferred financing fees		(1,946)	(2,693)
Net carrying amount		$ 97,952	$ 97,205

[1]	As of January 31, 2017, the remaining period over which the unamortized debt discount will be amortized is 21 months using an effective interest rate of 9%.